Voya Index Solution 2030 Portfolio	PORTFOLIO OF INVESTMENTS
As of March 31, 2023 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 27.2%
314,334	Schwab U.S. TIPS ETF	$16,851,446	2.0
3,880,134	WisdomTree Voya Yield Enhanced USD Universal Bond Fund	192,139,579	23.2
484,160	Xtrackers USD High Yield Corporate Bond ETF	16,824,560	2.0

	Total Exchange-Traded Funds
	(Cost $227,084,397)	225,815,585	27.2

MUTUAL FUNDS: 72.6%
	Affiliated Investment Companies: 72.6%
4,361,853	Voya Emerging Markets Index Portfolio - Class I	44,534,517	5.4
326,342	(1) Voya Russell Large Cap Growth Index Portfolio Class I	17,345,090	2.1
5,242,817	Voya U.S. Bond Index Portfolio - Class I	48,810,625	5.9
1,181,707	(1) Voya VACS Index Series EM Portfolio	12,443,373	1.5
10,891,020	(1) Voya VACS Index Series I Portfolio	109,128,017	13.2
3,693,880	(1) Voya VACS Index Series MC Portfolio	35,719,820	4.3
29,190,283	(1) Voya VACS Index Series S Portfolio	295,697,570	35.6
3,981,332	(1) Voya VACS Index Series SC Portfolio	38,539,295	4.6

	Total Mutual Funds
	(Cost $597,865,884)	602,218,307	72.6

	Total Investments in Securities (Cost $824,950,281)	$828,033,892	99.8
	Assets in Excess of Other Liabilities	2,046,506	0.2
	Net Assets	$830,080,398	100.0

(1)	Non-income producing security.

Voya Index Solution 2030 Portfolio	PORTFOLIO OF INVESTMENTS
As of March 31, 2023 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2023 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2023
Asset Table
Investments, at fair value
Exchange-Traded Funds	$225,815,585	$–	$–	$225,815,585
Mutual Funds	$602,218,307	$–	$–	$602,218,307
Total Investments, at fair value	$828,033,892	$–	$–	$828,033,892
Other Financial Instruments+
Futures	1,013,099	–	–	1,013,099
Total Assets	$829,046,991	$–	$–	$829,046,991
Liabilities Table
Other Financial Instruments+
Futures	$(1,535,964)	$–	$–	$(1,535,964)
Total Liabilities	$(1,535,964)	$–	$–	$(1,535,964)

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended March 31, 2023, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/2022	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 3/31/2023	Investment Income	Realized Gains/(Losses)	Net Capital Gain Distributions
Voya Emerging Markets Index Portfolio - Class I	$-	$44,553,985	$(19,468)	$-	$44,534,517	$-	$-	$-
Voya Emerging Markets Index Portfolio - Class P2	49,432,450	9,323,008	(69,027,531)	10,272,073	-	-	(8,790,650)	-
Voya International Index Portfolio - Class P2	89,206,793	351,441	(90,758,285)	1,200,051	-	-	6,160,951	-
Voya Russell Large Cap Growth Index - Class I	-	15,800,956	(59,172)	1,603,306	17,345,090	-	3,143	-
Voya Russell Mid Cap Index Portfolio - Class P2	31,404,305	4,821,540	(43,013,159)	6,787,314	-	-	(4,275,611)	-
Voya Russell Small Cap Index Portfolio - Class P2	38,811,134	1,304,402	(50,927,238)	10,811,702	-	-	(8,362,116)	-
Voya U.S. Bond Index Portfolio - Class I	-	60,818,609	(12,495,684)	487,700	48,810,625	229,741	(195,611)	-
Voya U.S. Bond Index Portfolio - Class P2	228,987,983	4,394,599	(262,248,443)	28,865,861	-	844,500	(23,392,200)	-
Voya U.S. Stock Index Portfolio - Class P2	277,271,180	7,055,356	(319,449,242)	35,122,706	-	-	(17,801,608)	-
Voya VACS Index Series Emerging Markets Portfolio	-	12,105,941	(14,429)	351,861	12,443,373	-	465	-
Voya VACS Index Series I Portfolio	-	111,078,318	(2,534,531)	584,230	109,128,017	-	(31,748)	5,667
Voya VACS Index Series MC Portfolio	-	38,951,844	(2,019,401)	(1,212,623)	35,719,820	-	(5,713)	-
Voya VACS Index Series S Portfolio	-	303,529,125	(11,648,595)	3,817,040	295,697,570	-	(13,528)	-
Voya VACS Index Series SC Portfolio	-	43,050,614	(3,232,228)	(1,279,091)	38,539,295	-	64,646	-
VRIAC Contract	23,865,868	134,569	(24,000,437)	-	-	-	437,382	-
	$738,979,713	$657,274,307	$(891,447,843)	$97,412,130	$602,218,307	$1,074,241	$(56,202,198)	$5,667

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At March 31, 2023, the following futures contracts were outstanding for Voya Index Solution 2030 Portfolio:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long Contracts:
E-mini Russell 2000® Index	172	06/16/23	$15,596,100	$460,499
U.S. Treasury Ultra Long Bond	89	06/22/23	12,560,125	552,600
			$28,156,225	$1,013,099
Short Contracts:
MSCI EAFE Index	(80)	06/16/23	(8,386,000)	(287,603)
S&P 500® E-Mini	(101)	06/16/23	(20,895,638)	(1,248,361)
			$(29,281,638)	$(1,535,964)

Voya Index Solution 2030 Portfolio	PORTFOLIO OF INVESTMENTS
As of March 31, 2023 (Unaudited) (Continued)

At March 31, 2023, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $837,051,605.

Net unrealized depreciation consisted of:

Gross Unrealized Appreciation	$8,056,336
Gross Unrealized Depreciation	(17,596,914)
Net Unrealized Depreciation	$(9,540,578)